Expense Example {- Fidelity Advisor® Stock Selector Mid Cap Fund} - 11.30 Fidelity Advisor Stock Selector Mid Cap Fund - Retail PRO-12 - Fidelity Advisor® Stock Selector Mid Cap Fund - Fidelity Advisor Stock Selector Mid Cap Fund-Retail Class
Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978